THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
     -----------------------------------------------------------------------
    13 AUGUST, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
    ------------------------------------------------------------------------
            WHICH CONFIDENTIAL TREATMENT EXPIRED ON 13 AUGUST, 2000.
            --------------------------------------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               -------------

Check here if Amendment [X]; Amendment Number:       1
                                               -------------

This Amendment (Check only one):     [ ] is a restatement
                                     [X] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     W.P. Stewart & Co., Ltd.
          -----------------------------
Address:  Trinity Hall, 43 Cedar Avenue
          -----------------------------
          P.O. Box HM 2905
          -----------------------------
          Hamilton HM LX Bermuda

Form 13F File Number 28-1432
                     -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lisa D. Levey
        --------------------------------
Title:  General Counsel
        --------------------------------
Phone:  212-750-8585
        --------------------------------

Signature, Place, and Date of Signing:
   /s/ Lisa D. Levey           New York, NY             18 May, 2001
   -----------------           ------------             ------------

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
  ------------------     --------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:             0
                                              ----------------

Form 13F Information Table Entry Total:       38
                                              ----------------

Form 13F Information Table Value Total:       $11,424,028
                                              ---------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.          Form 13F File Number           Name
              28-
----          ---------------------     ----------------

[Repeat as necessary.]

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
     -----------------------------------------------------------------------
    13 AUGUST, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
    ------------------------------------------------------------------------
            WHICH CONFIDENTIAL TREATMENT EXPIRED ON 13 AUGUST, 2000.
            --------------------------------------------------------


                           FORM 13-F INFORMATION TABLE
                   REPORTING MANAGER: W.P. STEWART & CO., LTD.


 DATE AS OF  6/30/99

           COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4    COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8
           --------                --------     --------    --------    --------    --------    --------       --------

                                                              VALUE                INVESTMENT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS  CUSIP NO.   (X$1000)     SHARES    DISCRETION   MANAGERS     SOLE     SHARED   NONE
        --------------          --------------  ---------   --------     ------    ----------   --------     ----     ------   ----
 ALBERTSON'S INC                 COMMON STOCK   013104104     138,314    2,682,463        SOLE     NONE     2,682,463
 AUTOMATIC DATA PROCESSING INC   COMMON STOCK   053015103   1,179,862   26,815,045        SOLE     NONE    26,815,045
 AUTOZONE INC.                   COMMON STOCK   053332102     663,211   22,015,290        SOLE     NONE    22,015,290
 CISCO SYSTEMS INC.              COMMON STOCK   17275R102      57,841      896,755        SOLE     NONE       896,755
 CLOROX CO                       COMMON STOCK   189054109      78,958      739,220        SOLE     NONE       739,220
 COCA COLA CO.                   COMMON STOCK   191216100     171,247    2,762,044        SOLE     NONE     2,762,044
 CVS CORP.                       COMMON STOCK   126650100     151,565    2,986,498        SOLE     NONE     2,986,498
 DELL COMPUTER CORP.             COMMON STOCK   247025109      19,269      520,780        SOLE     NONE       520,780
 DOLLAR GENERAL CORP.            COMMON STOCK   256669102     820,468   28,291,992        SOLE     NONE    28,291,992
 ELI LILLY & CO                  COMMON STOCK   532457108     307,355    4,291,168        SOLE     NONE     4,291,168
 FIRST DATA CORP.                COMMON STOCK   319963104      61,236    1,251,305        SOLE     NONE     1,251,305
 GAP INC.                        COMMON STOCK   364760108      88,633    1,759,457        SOLE     NONE     1,759,457
 GATEWAY INC                     COMMON STOCK   367626108     102,786    1,740,290        SOLE     NONE     1,740,290
 GENERAL ELECTRIC CO.            COMMON STOCK   369604103     614,788    5,440,603        SOLE     NONE     5,440,603
 GILLETTE INC.                   COMMON STOCK   375766102     469,922   11,461,524        SOLE     NONE    11,461,524
 HERSHEY FOODS CORP              COMMON STOCK   427866108      13,000      218,950        SOLE     NONE       218,950
 HOME DEPOT INC.                 COMMON STOCK   437076102      56,222      872,511        SOLE     NONE       872,511
 IMS HEALTH INC                  COMMON STOCK   449934108     367,979   11,775,329        SOLE     NONE    11,775,329
 INTEL CORP.                     COMMON STOCK   458140100     675,111   11,346,400        SOLE     NONE    11,346,400
 JOHNSON & JOHNSON               COMMON STOCK   478160104     428,666    4,374,143        SOLE     NONE     4,374,143
 MARRIOTT INTERNATIONAL INC      COMMON STOCK   571903202     217,838    5,828,443        SOLE     NONE     5,828,443
 MCDONALDS CORP.                 COMMON STOCK   580135101     764,507   18,589,836        SOLE     NONE    18,589,836
 MEDTRONIC INC.                  COMMON STOCK   585055106         794       10,200        SOLE     NONE        10,200
 MERCK & CO., INC.               COMMON STOCK   589331107     428,823    5,824,424        SOLE     NONE     5,824,424
 MICROSOFT CORP.                 COMMON STOCK   594918104     280,347    3,108,490        SOLE     NONE     3,108,490
 NORTHERN TRUST CORP.            COMMON STOCK   665859104     200,574    2,067,774        SOLE     NONE     2,067,774
 PEPSICO INC.                    COMMON STOCK   713448108       3,316       85,700        SOLE     NONE        85,700
 PFIZER INC.                     COMMON STOCK   717081103     546,059    5,009,712        SOLE     NONE     5,009,712
 PROCTER & GAMBLE CO.            COMMON STOCK   742718109     480,410    5,382,743        SOLE     NONE     5,382,743
 SAFEWAY INC.                    COMMON STOCK   786514208      65,168    1,316,522        SOLE     NONE     1,316,522
 SERVICEMASTER CO (THE)          COMMON STOCK   81760N109     196,445   10,477,040        SOLE     NONE    10,477,040
 STATE STREET CORP.              COMMON STOCK   857477103     469,834    5,503,180        SOLE     NONE     5,503,180
 STRYKER CORP.                   COMMON STOCK   863667101     567,566    9,439,775        SOLE     NONE     9,439,775
 SYSCO CORP.                     COMMON STOCK   871829107     128,008    4,293,768        SOLE     NONE     4,293,768
 WALGREEN CO.                    COMMON STOCK   931422109     189,052    6,435,828        SOLE     NONE     6,435,828
 WAL-MART STORES INC.            COMMON STOCK   931142103      18,836      390,374        SOLE     NONE       390,374
 WALT DISNEY CO HOLDING CO       COMMON STOCK   254687106      81,360    2,640,501        SOLE     NONE     2,640,501
 WM WRIGLEY JR. CO.              COMMON STOCK   982526105     318,659    3,572,912        SOLE     NONE     3,572,912


                                                         $ 11,424,028  232,218,989                        232,218,989